Discontinued Operations:	12 Months Ended
Dec. 31, 2010
Discontinued Operations:
Discontinued Operations:

16. Discontinued Operations:

  Mervyn's:

        In July 2008, Mervyn's filed for bankruptcy protection and announced in October 2008 its plans to liquidate all merchandise, auction its store leases and wind down its business. The Company had 45 former Mervyn's stores in its portfolio. The Company owned the ground leasehold and/or fee simple interest in 44 of those stores and the remaining store was owned by a third party but is located at one of the Centers.

        In September 2008, the Company recorded a write-down of $5,214 due to the anticipated rejection of six of the Company's leases by Mervyn's. In addition, the Company terminated its former plan to sell the 29 Mervyn's stores located at shopping centers not owned or managed by the Company. The Company's decision was based on then current conditions in the credit market and the assumption that a better return could be obtained by holding and operating the assets. As a result of the change in plans to sell, the Company recorded a loss of $5,347 on the write-down of assets in order to adjust the carrying value of these assets for depreciation expense that otherwise would have been recognized had these assets been continuously classified as held and used.

        In December 2008, Kohl's and Forever 21 assumed a total of 23 of the Mervyn's leases and the remaining 22 leases were rejected by Mervyn's under the bankruptcy laws. As a result, the Company wrote-off the unamortized intangible assets and liabilities related to the rejected and unassumed leases in December 2008. The Company wrote-off $27,655 of unamortized intangible assets related to lease in place values, leasing commissions and legal costs to depreciation and amortization. Unamortized intangible assets of $14,881 relating to above-market leases and unamortized intangible liabilities of $24,523 relating to below-market leases were written-off to minimum rents.

        On December 19, 2008, the Company sold a fee and/or ground leasehold interest in three former Mervyn's stores to its joint venture, Pacific Premier Retail Trust, for $43,405, resulting in a gain on sale of assets of $1,511. The proceeds were used to pay down the Company's line of credit.

        In June 2009, the Company recorded an impairment charge of $25,958, as it relates to the fee and/or ground leasehold interests in five former Mervyn's stores due to the anticipated loss on the sale of these properties in July 2009. The Company subsequently sold the properties in July 2009 for $52,689, resulting in an additional $456 loss related to transaction costs. The Company used the proceeds from the sales to pay down the Company's term loan and for general corporate purposes.

        On September 29, 2009, the Company sold a leasehold interest in a former Mervyn's store for $4,510, resulting in a gain on sale of $4,087. The Company used the proceeds from the sale to pay down the Company's line of credit and for general corporate purposes.

        During the six months ended June 30, 2011, the Company completed the disposition of six former Mervyns' stores. Accordingly, the Company has reclassified the results of operations and loss on sale of these dispositions to discontinued operations for the years ended December 31, 2010, 2009 and 2008.

  Rochester Redemption:

        On January 1, 2008, a subsidiary of the Operating Partnership, at the election of the holders, redeemed the 3,426,609 participating convertible preferred units ("PCPUs"). As a result of the redemption, the Company received the 16.32% noncontrolling interests in the portion of the Wilmorite portfolio acquired on April 25, 2005 that included Danbury Fair Mall, Freehold Raceway Mall, Great Northern Mall, Rotterdam Square, Shoppingtown Mall, Towne Mall, Tysons Corner Center and Wilton Mall, collectively referred to as the "Non-Rochester Properties," for total consideration of $224,393, in exchange for the Company's ownership interest in the portion of the Wilmorite portfolio that consisted of Eastview Commons, Eastview Mall, Greece Ridge Center, Marketplace Mall and Pittsford Plaza, collectively referred to as the "Rochester Properties," including approximately $18,000 in cash held at those properties. Included in the redemption consideration was the assumption of the remaining 16.32% interest in the indebtedness of the Non-Rochester Properties, which had an estimated fair value of $105,962. In addition, the Company also received additional consideration of $11,763, in the form of a note, for certain working capital adjustments, extraordinary capital expenditures, leasing commissions, tenant allowances, and decreases in indebtedness during the Company's period of ownership of the Rochester Properties. The Company recognized a gain of $99,082 on the exchange based on the difference between the fair value of the additional interest acquired in the Non-Rochester Properties and the carrying value of the Rochester Properties, net of minority interest. This exchange is referred to herein as the "Rochester Redemption."

        The Company determined the fair value of the debt using a present value model based upon the terms of equivalent debt and upon credit spreads made available to the Company. The following table represents the debt measured at fair value on January 1, 2008:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at January 1, 2008
Liabilities
Debt on Non-Rochester Properties	$—	$71,032	$34,930	$105,962

        The source of the Level 2 inputs involved the use of the nominal weekly average of the U.S. treasury rates. The source of Level 3 inputs was based on comparable credits spreads on the estimated value of the property that serves as the underlying collateral of the debt.

        As a result of the Rochester Redemption, the Company recorded a credit to additional paid-in capital of $202,728 due to the reversal of adjustments to noncontrolling interests for the redemption value on the Rochester Properties over the Company's historical cost. In addition, the Company recorded a step-up in the basis of approximately $218,812 in the remaining portion of the Non-Rochester Properties.

  Other Dispositions:

        In June 2009, the Company recorded an impairment charge of $1,037 related to the anticipated loss on the sale of Village Center, a 170,801 square foot urban village property, in July 2009. The Company subsequently sold the property on July 14, 2009 for $11,912 in total proceeds, resulting in a gain of $144 related to a change in estimate in transaction costs. The Company used the proceeds from the sale to pay down the term loan and for general corporate purposes.

        During the fourth quarter 2009, the Company sold five non-core community centers for $71,275, resulting in an aggregate loss on sale of $16,933. The Company used the proceeds from the sale to pay down the Company's line of credit and for general corporate purposes.

        The Company has classified the results of operations and gain or loss on sale for all of the above dispositions as discontinued operations for the years ended December 31, 2010, 2009 and 2008.

        The following table summarizes the revenues and income for the years ended December 31:

	2010	2009	2008
Revenues:
Scottsdale/101	$—	$—	$10
Holiday Village	—	—	338
Great Falls Marketplace	—	—	(21)
Mervyn's(1)	3,494	5,218	16,488
Village Center	(7)	946	1,989
Village Plaza	5	1,806	2,048
Village Crossroads	9	2,135	2,565
Village Square I	—	552	687
Village Square II	2	1,290	1,927
Village Fair North	(9)	3,263	3,619

	$3,494	$15,210	$29,650

(Loss) income from discontinued operations:
Scottsdale/101	$(11)	$(5)	$(3)
Holiday Village	—	(9)	338
Greeley Mall	—	(4)	—
Great Falls Marketplace	—	—	(33)
Northwest Arkansas Mall	—	1	—
Mervyn's(1)	(271)	(1,966)	(2,943)
Village Center	(21)	429	557
Village Plaza	(54)	790	1,277
Village Crossroads	(14)	1,086	1,395
Village Square I	(17)	193	324
Village Square II	(39)	482	813
Village Fair North	(12)	1,549	1,626

	$(439)	$2,546	$3,351

(1)
Revenues and (loss) income from discontinued operations includes the results from the disposition of six former Mervyn's stores completed during the six months ended June 30, 2011.